CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 107,416	$ 82,123
Marketable securities (Note 4)	15,784	17,956
Short-term deposits	6,454	672
Trade receivables (net of allowances for doubtful accounts of $ 5,066 and $ 2,316 as of December 31, 2013 and 2014, respectively)	191,995	193,582
Other accounts receivable and prepaid expenses (Note 16a)	36,458	36,488
Inventories	2,259	2,407
Total current assets	360,366	333,228
LONG-TERM RECEIVABLES:
Marketable Securities (Note 4)	33,748	520
Deferred taxes (Note 15e)	12,738	13,152
Prepaid expenses and other accounts receivable	10,287	8,761
Total long-term receivables	56,773	22,433
INVESTMENTS IN AFFILIATED COMPANIES (Note 6)	169,143	161,501
SEVERANCE PAY FUND	65,322	68,148
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	19,879	19,408
INTANGIBLE ASSETS, NET (Note 9)	76,025	39,643
GOODWILL (Note 8)	373,231	227,434
Total assets	1,120,739	871,795
CURRENT LIABILITIES:
Liabilities to banks (Note 16b)	41,818	35,636
Trade payables	52,335	52,645
Deferred revenue	34,556	28,454
Dividend payable	7,876	4,565
Employees and payroll accrual	62,540	54,365
Other accounts payable (Note 16c)	24,913	22,853
Liabilities in respect of business combinations	1,782	12,452
Total current liabilities	225,820	210,970
LONG-TERM LIABILITIES:
Liabilities to banks and others (Note 10)	108,203	62,447
Other long term liabilities	6,204	0
Deferred taxes (Note 15e)	31,118	8,157
Deferred revenue	4,838	4,990
Liability in respect of business combinations	825	2,871
Liability in respect of capital lease	903	1,418
Accrued severance pay	77,948	81,258
Total long-term liabilities	230,039	161,141
COMMITMENTS AND CONTINGENCIES (Note 13)
REDEEMABLE NON-CONTROLLING INTEREST (Note 2d)	10,313	23,529
EQUITY (Note 14):
Formula Systems (1985) equity:Share capital:Ordinary shares of NIS 1 par value -Authorized: 25,000,000 shares at December 31, 2013 and 2014;Issued: 15,287,402 and 15,297,402 at December 31, 2013 and 2014, respectively.Outstanding: 14,718,782 and 14,728,782 at December 31, 2013 and 2014, respectively	4,184	4,181
Additional paid-in capital	136,038	132,325
Accumulated earnings	249,998	184,105
Accumulated other comprehensive loss	(1,305)	(1,011)
Treasury shares (568,620 shares as of December 31, 2013 and 2014)	(259)	(259)
Total Formula Systems (1985) shareholders’ equity	388,656	319,341
Non-controlling interests	265,911	156,814
Total equity	654,567	476,155
Total liabilities, redeemable non-controlling interest and equity	$ 1,120,739	$ 871,795